Basis of Presentation	12 Months Ended
Dec. 31, 2024
Basis of Presentation
Basis of Presentation

Section 1 – Basis of Presentation

These consolidated financial statements include Genmab A/S (parent company) and subsidiaries over which the parent company has control. The Genmab consolidated Group is referenced herein as “Genmab” or the “Company.”

This section describes Genmab’s general accounting policies including management’s judgements and estimates under IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) and endorsed by the EU (IFRS Accounting Standards). The specific accounting policies are described in each note in conjunction with supplementary disclosures of the specific item with the aim to provide a more understandable description of each accounting area.

1.1 – Nature of the Business and Material Accounting Policies

Genmab A/S is a publicly traded, international biotechnology company that was founded in 1999 and specializes in the creation and development of differentiated antibody therapeutics for the treatment of cancer and other diseases. Genmab has six approved products commercialized by third parties, two approved products that are jointly commercialized with a collaboration partner, a broad clinical and preclinical product pipeline and proprietary next-generation antibody technologies.

The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) and in accordance with IFRS as endorsed by the EU and further disclosure requirements for listed companies in Denmark. The consolidated financial statements were approved by the Board of Directors and authorized for issue on February 12, 2025. Except as outlined in Note 1.2, the consolidated financial statements have been prepared using the same accounting policies as 2023.

Please refer to the overview below to see in which note/section the detailed accounting policy is included.

Section 2 – Results for the Year	3.4 Other Investments
2.1 Revenue	3.5 Inventories
2.2 Information about Geographical Areas	3.6 Receivables
2.3 Staff Costs	3.8 Other Payables
2.4 Corporate and Deferred Tax	Section 4 – Capital Structure, Financial Risk and Related Items
2.5 Profit per Share	4.3 Financial Assets and Liabilities
Section 3 – Operating Assets and Liabilities	4.4 Marketable Securities
3.1 Intangible Assets and Goodwill	4.5 Financial Income and Expenses
3.2 Property and Equipment	4.6 Share-Based Instruments
3.3 Leases	Section 5 – Other Disclosures
5.5 Acquisition of Businesses

Materiality

Genmab’s Annual Report is based on the concept of materiality and the Company focuses on information that is considered material and relevant to the users of the consolidated financial statements. The consolidated financial statements consist of a large number of transactions. These transactions are aggregated into classes according to their nature or function and presented in classes of similar items in the consolidated financial statements as required by IFRS and the Danish Financial Statements Act. If items are individually immaterial, they are aggregated with other items of similar nature in the consolidated financial statements or in the notes.

Genmab provides these specific required disclosures unless the information is considered immaterial to the economic decision-making of the readers of the consolidated financial statements or not applicable.

Consolidated Financial Statements

The consolidated financial statements include Genmab A/S and subsidiaries over which the parent company has control. The parent controls a subsidiary when the parent is exposed to, or has rights to, variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power to direct the activities of the subsidiary. Genmab A/S (parent company) holds investments either directly or indirectly in the following subsidiaries:

		2	1
Name	Domicile	Ownership and votes 2024	Ownership and votes 2023
Genmab B.V.	Utrecht, the Netherlands	100%	100%
Genmab Holding B.V.	Utrecht, the Netherlands	100%	100%
Genmab US, Inc.	New Jersey, USA	100%	100%
Genmab K.K.	Tokyo, Japan	100%	100%
ProfoundBio, Inc.	Delaware, USA	100%	N/A*
ProfoundBio, US Co	Delaware, USA	100%	N/A*
Profound Limited	Hong Kong, China	100%	N/A*
ProfoundBio co., Ltd.	Suzhou, China	100%	N/A*
ProfoundBio Shanghai Branch, Co., Ltd.	Shanghai, China	100%	N/A*
Beijing Puyifang Biotechnology Co., Ltd.	Beijing, China	100%	N/A*

*These subsidiaries were added as a result of the acquisition of ProfoundBio during the second quarter of 2024.

Genmab’s consolidated financial statements have been prepared on the basis of the financial statements of the parent company and subsidiaries – prepared under Genmab’s accounting policies – by combining similar accounting items on a line-by-line basis. On consolidation, intercompany income and expenses, intercompany receivables and payables, and unrealized gains and losses on transactions between the consolidated companies are eliminated.

The recorded value of the equity interests in the consolidated subsidiaries is eliminated with the proportionate share of the subsidiaries’ equity. Subsidiaries are consolidated from the date when control is transferred to the Group.

Items included in the financial statements of Genmab's entities are measured using the currency of the primary economic environment in which the entity operates (functional currency).The income statements for subsidiaries with a different functional currency than Genmab’s presentation currency are translated into Genmab’s presentation currency at average exchange rates, and the balance sheets are translated at the exchange rate in effect at the balance sheet date.

Exchange rate differences arising from the translation of foreign subsidiaries shareholders’ equity at the beginning of the year and exchange rate differences arising as a result of foreign subsidiaries’ income statements being translated at average exchange rates are recorded in translation reserves in shareholders’ equity.

Functional and Presentation Currency

The consolidated financial statements have been prepared in Danish Kroner (DKK), which is the functional and presentation currency of the parent company.

Foreign Currency

Transactions in foreign currencies are translated at the exchange rates in effect at the date of the transaction.

Exchange rate gains and losses arising between the transaction date and the settlement date are recognized in the Consolidated Statements of Comprehensive Income as financial income or expense.

Unsettled monetary assets and liabilities in foreign currencies are translated at the exchange rates in effect at the balance sheet date. Exchange rate gains and losses arising between the transaction date and the balance sheet date are recognized in the Consolidated Statements of Comprehensive Income as financial income or expense.

Classification of Costs and Operating Expenses in the Income Statement

Cost of Product Sales

Cost of product sales includes direct and indirect costs relating to the manufacturing of inventory mainly from third-party providers of manufacturing as well as costs related to internal resources and distribution and logistics. Inventory amounts written down as a result of excess or obsolescence are charged to cost of product sales. Also included in Cost of Product Sales are royalty payments on commercialized products. Aside from these items, there are no other costs included within cost of product sales.

Additionally, cost of product sales includes profit-sharing amounts owed to collaboration partners for the sale of commercial products when Genmab is determined to be the principal in sales to end customers. The only profit-sharing amounts owed to collaboration partners that are recorded as cost of product sales relate to sales of EPKINLY in the U.S. and Japan pursuant to the Collaboration Agreement with AbbVie.

Refer to Note 5.6 in the Annual Report for detailed information regarding Genmab’s Collaboration Agreement with AbbVie.

Research and Development Expenses

Research and development expenses primarily include salaries, benefits and other employee-related costs of Genmab’s research and development staff, license costs, manufacturing costs, preclinical costs, clinical trials, contractors and outside service fees, amortization and impairment of licenses and rights related to intangible assets, depreciation of property and equipment, and depreciation of right-of-use assets, to the extent that such costs are related to the Group’s research and development activities.

Refer to Note 3.1 for a more detailed description on the treatment of Genmab’s research and development expenses.

Selling, General and Administrative Expenses

Selling, general and administrative expenses relate to the management and administration of Genmab, including commercialization activities. This primarily includes salaries, benefits and other employee costs related to management and support functions including human resources, information technology and the finance departments. In addition, depreciation of property and equipment and depreciation of right-of-use assets, to the extent such expenses are related to administrative functions, are also included. Selling, general and administrative expenses are recognized in the Consolidated Statements of Comprehensive Income in the period to which they relate.

Acquisition and Integration Related Charges

Acquisition and integration related charges for the acquisition of ProfoundBio which occurred during the second quarter of 2024.

Refer to Note 5.5 for more information regarding Genmab’s Acquisition and Integration costs related to the acquisition of ProfoundBio.

Government Grants

Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received and that Genmab will comply with all attaching conditions. When the grant relates to an expense item, it is recognized as a reduction of that expense on a systematic basis over the periods that the costs for which it is intended to compensate are incurred. Where the grant relates to an asset, the fair value is credited to a contract liability account and is released to the statement of comprehensive income as other operating income over the expected useful life of the relevant asset by equal annual installments.

Statements of Cash Flows

The cash flow statement is presented using the indirect method with basis in the net profit before tax.

Cash flows from operating activities are stated as the net profit before tax adjusted for financial income and expense, non-cash operating items including depreciation, amortization, impairment losses, share-based compensation expenses, and for changes in operating assets and liabilities, interest paid and received, interest elements of lease payments and corporate taxes paid or received. Operating assets and liabilities are mainly comprised of changes in receivables, inventories and other payables excluding the items included in cash and cash equivalents. Changes in non-current assets and liabilities are included in operating assets and liabilities, if related to the main revenue-producing activities of Genmab.

Cash flows from investing activities consist of acquisitions of businesses, net of cash acquired, purchases and sales of marketable securities and other investments, as well as purchases of intangible assets and property and equipment.

Cash flows from financing activities relate to the purchase of treasury shares, exercise of warrants, payments of withholding taxes on behalf of employees on net settled RSUs and payments of long-term loans including installments on lease liabilities.

Cash and cash equivalents are comprised of cash, bank deposits, and marketable securities with a maturity of less than 90 days on the date of acquisition.

The statements of cash flows cannot be derived solely from the consolidated financial statements.

Treasury Shares

The total amount paid to acquire treasury shares including directly attributable costs and the proceeds from the sale of treasury shares is recognized in retained earnings.

Collaborations, License Agreements and Collaborative Agreements

Collaborations and License Agreements

Genmab continues to pursue the establishment of research collaborations and licensing agreements. These arrangements often include upfront payments, expense reimbursements or payments to the collaboration partner, and milestone and royalty arrangements, contingent upon the occurrence of certain future events linked to the success of the asset in development.

In regard to Genmab’s license agreements with J&J, Novartis and Roche, each of these parties retain final decision-making authority over the relevant activities and as such no joint control exists.

Refer to Note 2.1 for additional information related to revenue from these parties.

Collaborative Agreements

Genmab has entered into a number of joint collaborative agreements. These agreements often include upfront payments, expense reimbursements or payments to the collaboration partner, and milestone and royalty arrangements, contingent upon the occurrence of certain future events linked to the success of the asset in development.

These agreements also provide Genmab with varying rights to develop, produce and market products together with its collaborative partners. Both parties in these arrangements share in the decision-making and therefore have joint control of the arrangement. In 2024, Genmab’s more significant collaboration agreements are with AbbVie (epcoritamab), Pfizer (tisotumab vedotin) and BioNTech.

Refer to Note 2.1 for additional information related to revenue from our joint collaborative agreements.

Refer to Note 5.6 for detailed information regarding Genmab’s significant Research Collaborations, License Agreements and Collaborative Agreements.

1.2 New Accounting Policies and Disclosures

NEW ACCOUNTING POLICIES AND DISCLOSURES FOR 2024

Genmab has, with effect from January 1, 2024, implemented the following standards and amendments:

●	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback
●	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current, Classification of Liabilities as Current or Non-current – Deferral of Effective Date, and Non-current Liabilities with Covenants, and
●	Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements

The implementation of these amendments did not have a material impact on the consolidated financial statements for the current or prior reporting periods and is not expected to have a significant impact in future reporting periods.

NEW ACCOUNTING POLICIES AND DISCLOSURES EFFECTIVE IN 2025 OR LATER

Furthermore, as it relates to new or amended accounting standards and interpretations (IFRSs) issued by the IASB, management does not anticipate any significant impact on the Consolidated Financial Statements in the period of initial application from the adoption of these new standards and amendments, apart from IFRS 18 ‘Presentation and Disclosure in Financial Statements’ which replaces IAS 1 effective from 1 January 2027. The new IFRS 18 is expected to change the presentation of the financial statements, requiring items of income and expense to be classified into five categories: operating, investing, finance, income taxes and discontinued operations along with two new mandatory sub-totals, operating profit or loss and profit or loss before financing and income taxes. IFRS 18 will not impact the recognition or measurement of items in the financial statements.

1.3 Management’s Judgements and Estimates under IFRS

In preparing financial statements under IFRS, certain provisions in the standards require management’s judgements, including various accounting estimates and assumptions. These judgements and estimates affect the application of accounting policies, as well as reported amounts within the consolidated financial statements and disclosures.

Determining the carrying amount of certain assets and liabilities requires judgements, estimates and assumptions concerning future events that are based on historical experience and other factors, which by their very nature are associated with uncertainty and unpredictability.

Accounting estimates are based on historical experience and various other factors relative to the circumstances in which they are applied. Estimates are generally made based on information available at the time.

Accounting judgements are made in the process of applying accounting policies. These judgements are typically made based on the guidance and information available at the time of application.

These estimates and judgements may prove incomplete or incorrect, and unexpected events or circumstances may arise. Genmab is also subject to risks and uncertainties which may lead actual results to differ from these estimates, both positively and negatively. Specific risks for Genmab are discussed in the relevant section of this Annual Report and in the notes to the consolidated financial statements.

The areas involving a high degree of judgement and estimation that are significant to the consolidated financial statements are summarized below. Refer to the identified notes for further information on the key accounting estimates and judgements utilized in the preparation of the consolidated financial statements.

Accounting policy	Key accounting estimates and judgements	Note reference	Risk
Revenue recognition

Judgement in assessing whether a collaboration partner is a customer

Estimation of partner net sales amounts in the calculation of royalties

Estimation of variable consideration

Judgement in assessing the nature of combined performance obligations within contracts

		Note 2.1	High
Share-based compensation	Judgement in selecting assumptions required for valuation of warrant grants Estimation in developing forfeiture rate RSUs/warrants and probability of achievement for PSUs	Note 4.6	Moderate
Current and deferred income taxes	Judgement and estimation regarding valuation of deferred income taxes	Note 2.4	Moderate
Fair value and impairment assessment of other intangible assets and goodwill	Estimation of the fair value of other intangible assets and assessment of impairment of other intangible assets Estimation regarding the valuation of goodwill and assessment of impairment of goodwill	Notes 3.1 and 5.5	High

1.4 Revision of Prior Period Financial Statements

To facilitate comparison of information across periods, certain reclassifications and revisions have been made to prior period financial income and expense amounts to conform to the current period’s appropriate presentation.

Refer to Note 4.5 for additional information relating to financial income and expenses of the Group and Note 14 in the parent financial statements relating to financial income and expenses of the Parent.